A Note From The Chairman


Dear Investor,
     This has been a very productive and rewarding 12 months for the Calvert Social Investment Fund. We have continued to deepen our four-part philosophy of social investing: social screening, special equity investments, shareholder activism, and high social impact investments. Later this year, we look forward to engaging you more promptly and directly in our activities as we launch our new website.
     While we applaud the economic policies that have helped sustain strong national economic performance and good financial returns for our investors, we are disappointed that this election has not engaged citizens in a substantive debate about our future. We need to continue to build our own community so we can more loudly articulate a bold social vision for a more progressive world. Though winning elections might be about finding the middle of the road, one might expect that a President would hope to leave a legacy that constitutes a profile in courage, not compromise.
Special Equities
     We added quite a few investments in smaller, new companies that are helping to plant the seeds for a more sustainable future. Evergreen Solar makes photovoltaic cells that facilitate the use of solar energy in remote areas, cellular phones and street lights. Living Technologies creates waste treatment plants that use organic, rather than chemical, processes to recycle water. All-Media Solutions, run by a blind entrepreneur, is developing an internet browser for the blind and software which enables companies to retrieve and catalogue information from the internet.
     The buoyant financial markets have been good to many of our small companies that are going public or raising growth capital. Calypte Biomedical received FDA approval for a urine-based AIDS test shortly after the company went public in July. University On Line Publishing, Inc. (interactive educational software distributed over the internet) and Aviron (nasal spray for flu vaccinations) have both filed registration statements with the SEC and intend to go public. High Social Impact Investments
     The Fund puts aside one percent of assets for community initiatives. These are typically offered at less-than-market-returns but are instrumental in rebuilding urban and rural communities. One such investment is the Northeast Entrepreneur Fund which helps welfare families in Northeast Minnesota become self sufficient. Five years ago the Fund invested in Don and Ruth Young who were looking for a way to support their eleven children. Don was able to turn his hobby of woodworking into a full-time business after entering the Fund's Self-Employment Demonstration Program where he learned business skills and gained access to capital. Today his business, Young Country Wood 'N' Whatever, is thriving. The company offers a catalogue with 40 products, employing two full-time salespeople. The family received its last welfare check nearly two years ago.

Shareholder Activism
     The Fund has made significant inroads in its efforts to engage portfolio companies in a dialogue for change. After several unsuccessful months of trying to engage Morton International on environmental and safety issues, CSIF filed a shareholder resolution with the company. Morton's CEO then agreed to our request that the company issue a report on its environmental health and safety policies and practices, so we withdrew our resolution.
     We are also pleased that Sigma-Aldrich Corporation recently appointed its first woman director, Dr. Nina Fedoroff, to the company's board of directors. Last year CSIF filed a shareholder resolution requesting that the company diversify its board to include women and minorities. We withdrew the resolution when the company agreed to hire a search firm to assist in finding suitable candidates.
     On other fronts, we continue to work with officials at the Department of Labor on the issue of sweatshop labor. We are also working with environmental groups to expand the reporting on the release of toxic chemicals.
CSIF Website
     I am pleased and proud to announce that a CSIF website will be launched later this fall. The goals of the site are to showcase the accomplishments of the Fund and to build our community of concerned investors. We want this site to be for you, our shareholders, as well as anyone else who wants to learn more about social investing. We view our site as a mechanism to create social and intellectual ties as well as to identify kindred spirits and serve as a crossroads for issues of corporate and social responsibility. You will receive a mailing later this year that introduces the layout and gives the address of the site.

Tobacco
     During this past year, CSIF has become more active in the anti-tobacco arena. We became the first corporate member of the National Center for Tobacco Free Kids and attended President Clinton's signing of the Executive Order placing additional restrictions on the tobacco industry's ability to market to children. We have also created a new tool kit, Kicking the Habit: How to Get Your Retirement Money Out of Tobacco. The kit explains how you can get a tobacco-free retirement option at your place of work. To order a free copy, please contact our Tobacco-Free Retirement Hotline at (800) 818-8397 or visit us on-line at www.calvertgroup.com.


Saxton Bill
     In my last report I discussed congressional legislation introduced by Jim Saxton of New Jersey that sought to prohibit investors from choosing to include their personal values in their pension by disallowing consideration of non-financial issues. We appreciate the powerful response from all of you who joined our call to action. I am pleased to report that the Saxton Bill, which had passed the House of Representatives, stalled in the Senate and now appears to be a dead issue, at least for this year.

Calvert Group
     The Points of Light Foundation recently selected Calvert as one of seven companies to receive its Excellence in Corporate Community Service Award. The award was presented by Former President George Bush to Calvert Group President and CEO Clifton S. Sorrell, Jr. Again this year, Calvert was recognized as one of the 100 best companies for working mothers by Working Mother magazine, the fourth year in a row.
     Thank you again for your support in building this model of investment that makes its choices with a view to the needs of future generations.
Sincerely,




D. Wayne Silby
Chairman, Board of Trustees
October 22, 1996

                                              CALVERT SOCIAL INVESTMENT FUND

Dear Shareholder:
     This annual report of the Calvert Social Investment Fund covers the 12-month period ended September 30, 1996. From the fourth quarter of 1995 into the first quarter of 1996, the economy continued to expand at a modest pace. The Federal Reserve maintained an easy monetary policy and, in late January, took steps to lower short-term interest rates. In the second quarter of 1996, the economy appeared to gain momentum, which heightened fears of inflation and increased the likelihood of a rise in interest rates.
     For the third quarter of 1996, economic growth appeared to moderate. Reports of retail sales and personal consumption pointed to a benign level of inflation. And, the most common indexes of price changes, the consumer price index and producer price index, did not indicate a build up of inflationary pressures.
     Stocks closed the 12-month period with positive returns, as measured by the Standard & Poor's 500 Stock Index, which generated a one-year return of 20%. The stock market's overall gain masked substantial volatility from day-to-day. Small-company stock price movements were even more frenzied. Long-term bonds, in general, turned in flat or just slightly negative one-year returns. Money market rates continued to slide during the final quarter of 1995 and into the first quarter of 1996, then reversed course and moved higher on expectations of tighter monetary policy.
Money Market Portfolio

Managed by Calvert Asset Management Company
     The Portfolio's annualized yield remained in-line with the yield on an average of similar funds. In anticipation of rising short-term interest rates, the manager took steps to shorten the Portfolio's maturity over the past 12 months. The weighted average maturity was 46 days at the start of this reporting period, 39 days at mid-point and 28 days at the close. The Portfolio's shorter maturity means the manager is able to reinvest proceeds from maturing securities more quickly.
     The manager also committed a greater percentage of assets to variable rate demand notes. Yields on variable rate demand notes are reset periodically to correspond to changes in money market rates. These notes are payable on demand, so they trade at par. The variable rate demand notes held in the Portfolio offer a yield advantage of approximately 25 basis points over fixed-rate money market securities. Yields are reset weekly, which keeps the Portfolio's yield responsive to changes in short-term rates.
Bond Portfolio

Managed by United States Trust Company
     In this difficult market environment, the Bond Portfolio generated a one-year return of 3.96%, which is just ahead of the 3.91% return on an average of similar funds.
     The manager did not move to lengthen or shorten maturity significantly over the one-year period. The Portfolio's weighted average maturity was 8.3 years at the close of this reporting period, compared to 7.6 years, one year ago.
     United States Trust Company continued to emphasize high-quality investments and maintain a diversified investment strategy. At the close of this period, 85% of the Portfolio's fixed-income securities were guaranteed or had Standard & Poor's credit quality ratings of AAA, AA or A, the three highest credit quality ratings.
     During the period, the manager increased the Portfolio's holdings of mortgage-backed securities from 20% of assets on September 30, 1995 to 28% on September 30, 1996 to take advantage of their higher yields. Mortgage-backed securities represent pools of individual mortgages. They are bundled together and issued as fixed-income investments by U.S. Government agencies, such as the Government National Mortgage Association (GNMA) or Federal National Mortgage Association (FNMA) or by a private issuer. The market for these investments makes financing available for home buyers.

Managed Growth Portfolio
     The Portfolio's one-year return was positive but slightly behind the return on an average of similar funds, due mainly to the Portfolio's weaker relative performance in the first six months of this reporting period. In the most recent six-month period, our performance was more closely in-line with the Portfolio's benchmark.
     The  Managed  Growth  Portfolio  is  invested  in equity  and  fixed-income securities and utilizes a multi-manager approach to further enhance diversification. United States Trust Company and Calvert Asset Management Company each direct a portion of the roughly 45% of Portfolio assets committed to fixed-income investments. United States Trust Company and NCM Capital
Management each manage a portion of the roughly 55% of Portfolio assets committed to equity investments.
     Just after the close of this reporting period, Calvert Asset Management Company decided to allocate a portion of the Managed Growth Portfolio's assets to Brown Capital Management, one of six investment managers whose services may be utilized.

Equity and Fixed-Income Investments-United States Trust Company
     In the last quarter of 1995, United States Trust Company held roughly 55% of their portion of Portfolio assets in equity securities, which was slightly less than their neutral equity weighting of 60%. Stocks performed well from year-end 1995 through the second quarter of 1996, and this relative underweighting was negative for performance. After stock prices dipped at mid-year, United States Trust added to their stock holdings, bringing their equity position closer to 60%. This boosted performance in the third quarter of 1996.
     United States Trust Company focused on equity investments they believed would perform better than the overall stock market in a slowing economy, especially companies in the health care, financial services and consumer staples sectors. The Portfolio benefited from good returns on investments in ADC Telecommunications, a manufacturer of equipment that connects computers to information networks, and Wolverine Tube, a manufacturer of copper condensers used mainly in air conditioners. Wolverine Tube should benefit from increased demand for its products as consumers look to replace older air conditioners with models that meet guidelines for reducing CFC emissions.


     Regarding their approach to the fixed-income market, United States Trust Company continued to pursue a high-quality, diversified fixed-income strategy. A greater percentage of assets were committed to mortgage-backed securities, as these offered a yield advantage over Treasury securities and comparable assurance of credit quality.
Fixed-Income Investments-Calvert Asset Management Company
     Calvert Asset Management Company sought unique opportunities to enhance yield that did not greatly increase the Portfolio's sensitivity to changes in interest rates. The manager increased the Portfolio's exposure to corporate bonds and added positions in taxable economic development revenue bonds.

Equity Investments-NCM Capital Management
     NCM Capital uses a stock selection process that looks to identify reasonably priced stocks with the potential to achieve well-above-average growth rates. For this period, stock selection was the key reason this portion of the Portfolio contributed strong returns. The Portfolio realized good gains from investments in sectors that typically outperform the market in late stages of bull markets, such as consumer staples and health care issues, but also found winners within the consumer cyclicals group, especially among companies that provide services to enhance efficiency and productivity. Investments in the technology industry, which rebounded sharply in the last quarter covered by this report, also boosted overall performance. Here, networking stocks, 3Com and Cisco Systems and software companies, Computer Associates and BMC Software were top performers.
     One note about the Managed Growth  Portfolio's  international  investments:
Although primarily a domestic fund, up to 25% of assets may be invested in international investments in an attempt to enhance returns and increase portfolio diversification. At period end, a total of 3.5% of assets were committed to international investments. One of the Portfolio's equity holdings is the South African company, Umbono Investment Corporation, which represents a promising investment opportunity as well as a way to encourage economic development in South Africa. Since our purchase of the stock in December of 1995, Umbono has advanced in local currency terms but has declined in dollar terms due to the Rand's depreciation. Because this investment represents a small portion of total assets, it did not have a tremendous effect on the Portfolio's total return.

Equity Portfolio

Managed by Loomis, Sayles & Company
     Going into this fiscal year, the Fund's manager had a favorable outlook for stocks, and it appears that their optimism was well founded.
     While the Equity Portfolio's six-month performance was above the returns on the Index and an average of similar funds, we lagged the Index for the 12-month period, due to our above-average weighting in the technology sector. Technology stocks experienced a steep correction during the last quarter of 1995. Early in 1996, the manager modified his approach to technology stocks, reducing the Portfolio's exposure to commodity driven issues and focusing on those companies with proprietary products and leading market positions. Intel and Informix fit these criteria, and both contributed good gains for this reporting period.
     The manager's bottom-up stock selection process has identified attractive investments across a diverse range of industries. Top performers this period included Chase Manhattan Bank and Bank of America, which benefited from cost cutting and a favorable interest rate climate; and retailers Intimate Brands and Liz Claiborne, which were boosted by a rise in sales and more efficient management of inventories. Specialty chemical manufacturer Praxair and the consumer products company Colgate also added strong returns.
     We would also like to advise you of the results of a shareholder vote on May 15, 1996 to approve a new investment sub-advisory agreement with the Portfolio's manager, Loomis, Sayles & Company. The new agreement is identical to the existing agreement and was necessary only because of the acquisition of Loomis, Sayles' parent company, New England Mutual Life, by Metropolitan Life Insurance Company. The agreement was approved with 2,241,951.587 shares for, 37,731.759 shares against and 299,877.436 shares abstaining.
Outlook
     Uncertainty over the strength of the economy and direction of interest rates will likely continue to cause a high degree of volatility in the financial markets. While we have a favorable opinion of opportunities in the stock and bond markets, investors should approach the markets with expectations for long-term gains, not short-term gains. We appreciate your investment in the Calvert Social Investment Fund.
Sincerely,




Clifton S. Sorrell
Senior Vice President, Calvert Social Investment Fund
October 17, 1996


                                                   Portfolio Statistics

                                                   Ten Largest Holdings
                                                 as of September 30, 1996
                                                           % of Net Assets
--------------------------------------------------------------------------------

    Managed Growth Portfolio
    Federal National Mortgage Assn.
      (5.49% to 9.55%, with various maturity to 1/25/08)         6.12%
    GNMA Single Family Mortgage Pool
      (6.50% to 7.50%, with various maturity to 1/15/24)         4.48%
    Repurchase Agreement, 5.74%, 10/1/96                         4.41%
    Federal Home Loan Mortgage Corp.
      (5.125% to 6.80%, with various maturity to 5/1/11)         3.33%
    Small Business Administration, 7.70%, 7/1/16                 2.38%
    Federal Nat'l Mortgage Assn. Single Family Mortgage Pool
      (7.00% to 8.00%, with various maturity to 9/1/26)          2.09%
    Federal Home Loan Bank Board, 6.32%, 12/4/97
      (6.25% to 9.30%, with various maturity to 3/26/02)         2.03%
    Albertson's, Inc.                                            1.71%
    Johnson &Johnson                                             1.63%
    American International Group, Inc.                           1.61%
--------------------------------------------------------------------------------
       Total                                                    29.79%
================================================================================

                                                Ten Largest Stock Holdings
                                                 as of September 30, 1996
                                                           % of Net Assets
-------------------------------------------------------------------------------

    Equity Portfolio
    Eckerd Corp.                                                 3.09%
    EMCCorp.                                                     3.01%
    Nokia Corp.                                                  2.97%
    American Greetings Corp.                                     2.87%
    Nalco Chemical Co.                                           2.78%
    Morton International, Inc.                                   2.70%
    Black &Decker Corp.                                          2.68%
    Premark International, Inc.                                  2.68%
    Melville Corp.                                               2.62%
    Limited, Inc.                                                2.62%
-------------------------------------------------------------------------------
      Total                                                     28.02%
================================================================================


                                                   Portfolio Statistics

                                                     Maturity Schedule
    % of Portfolio                               9/30/96       3/31/96
------------------------------------------------------------------------------

    Money Market Portfolio
    1-60 Days                                       84%            79%
    61-120 Days                                     10%             7%
    121-180 Days                                     6%            14%
    181-360 Days                                      _              _
      Weighted Average                          28 days        39 days

    Bond Portfolio
    Less Than 1 Year                                10%             5%
    1-3 Years                                        5%             9%
    3-5 Years                                       18%            16%
    5-7 Years                                       12%            20%
    7-10 Years                                      12%            11%
    10-20 Years                                      5%             6%
    20 Years and Above                              38%            33%
      Weighted Average                         13 years       12 years

                                               Average Annual Total Returns
                                           for periods ended September 30, 1996

                        Inception                                  Since
    Class A Shares        Date      1 Year    5 Year   10 Year   Inception
-------------------------------------  -----------------------------------------
    Money Market          10/82      4.88%     3.90%     5.47%     6.40%
    Bond                   8/87       .04%     5.96%       N/A     8.08%
    Managed Growth        10/82*     5.02%     7.77%     8.77%    10.85%
    Equity                 8/87**   11.10%     6.70%       N/A     7.09%


                            Inception                         Since
    Class C Shares            Date           1 Year        Inception
----------------------------------      ----------------------------------------
    Bond                     3/94             2.58%          3.11%
    Managed Growth           3/94*            8.85%          7.80%
    Equity                   3/94            14.85%          5.66%

     * New sub-advisors assumed management of the Portfolio effective July, 1995.** New sub-advisors assumed management of the Portfolio effective February, 1994.

                                             Report of Independent Accountants

To the Board of Trustees and Shareholders of Calvert Social Investment Fund:

     We have audited the accompanying statements of net assets of Calvert Social Investment Fund (comprised of the Money Market, Managed Growth, Bond and Equity Portfolios), as of September 30, 1996, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the respective years in the period ended September 30, 1993, were audited by other auditors whose report dated October 29, 1993, expressed an unqualified opinion thereon.
     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of September 30, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the respective portfolios comprising the Calvert Social Investment Fund as of September 30, 1996, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and financial highlights for each of the three years in the period then ended, in conformity with generally accepted accounting principles.

                                    COOPERS & LYBRAND L.L.P.

Baltimore, Maryland
November 8, 1996


U.S. Government Agencies                             Principal
and Instrumentalities - 9.5%                            Amount       Value
--------------------------------------------------------------------------------

Federal Home Loan Bank Corp.,     5.33%,  1/30/97       $2,000,000   $1,964,171
Federal Home Loan Mortgage Corp., 5.35%, 10/3/96         3,000,000    2,999,108
Federal Home Loan Mortgage Corp., 5.42%, 10/4/96         2,000,000    1,999,097
Federal National Mortgage Assn.,  5.22%, 10/24/96        2,000,000    1,993,330
Federal National Mortgage Assn.,  5.36%, 10/28/96        3,000,000    2,987,940
Federal National Mortgage Assn.,  5.45%, 12/9/96         2,000,000    1,979,108
Federal National Mortgage Assn.,  5.50%,  1/21/97        2,000,000    1,965,778
--------------------------------------------------------------------------------

   Total U.S. Government Agencies and Instrumentalities
     (Cost $15,888,532)                                         15,888,532
------------------------------------------------------------------------------
Certificates of Deposit - 0.7%
-----------------------------        -------------------------------------------

Broadway Federal Savings & Loan,     5.25%, 8/20/97 (^)    100,000       100,000
Community Capital Bank,              4.50%, 1/21/97 (^)    100,000       100,000
Elk Horn Bank & Trust,               5.33%, 12/18/96 (^)   100,000       100,000
Family Savings Bank,                 5.20%, 8/15/97 (^)    100,000       100,000
First Community Bank,                5.00%, 4/22/97 (^)    100,000       100,000
First State Bank of Oklahoma,        5.40%, 4/22/97 (^)    100,000       100,000
Founders National Bank,              5.20%, 8/28/97 (^)    100,000       100,000
Seaway National Bank Chicago, IL,    5.10%, 1/27/97 (^)    100,000       100,000
Self Help Credit Union,              5.05%, 7/15/97 (^)    100,000       100,000
Shore Bank & Trust,                  5.25%, 12/20/96 (^)   100,000       100,000
South Shore Bank of Chicago,         5.50%, 10/30/96 (^)   100,000       100,000
--------------------------------------------------------------------------------

   Total Certificates of Deposit (Cost $1,100,000)                     1,100,000

Commercial Paper - 19.7%
--------------------------------------------------------------------------------

Accor SA, 5.35%,11/26/96,LOC:NationalBanque ofParis    2,000,000       1,983,356
Duke University, 5.39%, 11/21/96                       4,000,000       3,969,457
Franciscan Services,5.33%,10/16/96, LOC:
                                   Toronto-Dominion    2,000,000       1,995,558
New York City General Obligation Bonds, 5.60%,
          11/15/96, LOC:  Societe Generale             3,500,000       3,500,000

New York City General Obligation Bonds, 5.80%, 2/14/97,
   LOC:  Societe Generale                              3,500,000       3,500,000
Northwestern University, 5.33%, 11/8/96                2,000,000       1,988,748
Oak Funding Corp., 5.42%, 10/31/96                     2,000,000       1,990,967
Oak Funding Corp., 5.43%, 11/12/96                     3,000,000       2,980,995
Oak Funding Corp., 5.48%, 11/18/96                     2,000,000       1,985,386
Southwest Gas Corp., 5.37%, 10/11/96, LOC:
   Union Bank of Switzerland                           2,000,000       1,997,017
Western Medical Services, 5.50%, 10/11/96, LOC:
                                   Fuji Bank Ltd.      7,000,000       6,989,305
-------------------------------------------------------------------------------

   Total Commercial Paper (Cost $32,880,789)                          32,880,789



                                                      Principal
Corporate Notes - 2.3%                                   Amount       Value
--------------------------------     -------------------------------------------

Abbey NationalTreasuryServices PLC, 7.80%, 12/16/96  $3,800,000       $3,816,299
--------------------------------------------------------------------------------
   Total Corporate Notes (Cost $3,816,299)                             3,816,299

Municipal Notes - 4.6%
----------------------------------------------------------------------------

New York General Obligation Bonds, 6.00%, 2/1/97        2,670,000      2,669,090
New York General Obligation Bonds, 5.67%, 3/15/97       5,000,000      4,994,666
--------------------------------------------------------------------------------

   Total Municipal Notes (Cost $7,663,756)                             7,663,756

Taxable Variable Rate
Demand Notes - 52.9%
Alabama H/M Partners LLC Community Development VRDN,
   5.90%, 10/01/20, LOC:  Amsouth Bank                    4,900,000    4,900,000
Alabama State Industrial Development Revenue VRDN,
   5.70%, 12/1/19, LOC:  Chemical Bank                    3,700,000    3,700,000
Alabama State Industrial Development Revenue VRDN,
   5.55%, 5/1/10, LOC:  First Alabama                     6,000,000    6,000,000
Aspen Institute Inc. VRDN, 5.66%, 12/1/04, LOC:  First National
   Bank of Maryland                                       2,960,000    2,960,000
Barton Healthcare LLC, 5.55%, 2/15/25, LOC:  American National
   Bank & Trust                                             800,000      800,000
Chapel Oaks Inc. Revenue VRDN, 5.65%, 10/1/26, LOC:
   Allied Irish Bank                                      7,200,000    7,200,000
Detroit General Obligation VRDN, 5.55%, 5/1/06, LOC:
   Sumitomo Bank Ltd.                                    3,100,000     3,100,000
Gardena Certificates of Participation VRDN, 5.90%, 7/1/25, LOC:
   Dai-Ichi Kangyo Bank                                   7,960,000    7,960,000
Health Midwest Ventures Group VRDN, 5.70%, 8/1/19, LOC:
   Fuji Bank, Ltd.                                         900,000       900,000
Illinois Housing Development Authority VRDN, 5.538%, 11/1/21,
   TOA:  Citibank, AMBAC Insured                         1,945,000     1,945,000
Illinois Housing Development Authority VRDN, 5.488%, 6/1/22,
   TOA:  Citibank, AMBAC Insured                         1,600,000     1,600,000
Illinois Village of Schaumburg General Obligation VRDN, 5.55%,
   12/1/20, BPA:  Credit Suisse                          4,850,000     4,850,000
Iowa Finance Authority Economic Development Revenue VRDN,
   5.60%, 3/1/11, LOC:  Rabobank Nederland               5,450,000     5,450,000
Liliha Partners Revenue VRDN 6.05%, 8/1/24, LOC:
   First Hawaiian Bank                                   4,000,000     4,000,000
Mahoning County Multi-Family Housing Revenue VRDN, 5.88%,
   11/1/98, LOC:  PNC Bank                                 200,000       200,000
New Jersey Economic Development Authority VRDN, 5.70%, 8/1/14,
   LOC:  National Westminster Bank                       1,440,000     1,440,000
Oxnard Finance Authority Lease Revenue VRDN, 5.55%, 6/1/06,
    LOC: Union Bank of California                        3,500,000     3,500,000
Physicians Plus Medical Group VRDN, 5.70%, 8/1/16, LOC:
   Marshall & Ilsley Bank                                5,850,000     5,850,000
Sault Sainte Marie Tribe Building Authority Revenue VRDN, 6.19%,
   6/1/03, LOC:  First America Bank of Michigan          8,000,000     8,000,000


Taxable Variable Rate                                 Principal
Demand Notes (Cont'd)                                 Amount       Value
-------------------------------------------------------------------------------

TLC Holdings LLC VRDN, 5.70%, 6/1/26, LOC:
   Columbus Bank & Trust                                $3,975,000    $3,975,000
Virginia State Housing Development Authority Revenue VRDN,
   5.60%, 3/1/02                                         6,400,000     6,400,000
W.L. Petrey Wholesaling, Inc. VRDN, 5.70%, 3/1/08, LOC:
   Southtrust Bank of Alabama                             3,350,000    3,350,000
--------------------------------------------------------------------------------

   Total Taxable Variable Rate Demand Notes(Cost $88,080,000)         88,080,000


Repurchase Agreements - 9.7%
--------------------------------------------------------------------------------

Donaldson, Lufkin, Jenrette:
  5.70%, dated 9/30/96, due 10/1/96
  (Collateral: $8,964,178 Federal National Mortgage Assn., 5.64%, 9/3/97) (Collateral: $7,666,396 Federal Home Loan Mortgage Corp.,
   7.00%, 6/5/00)                                       16,100,000    16,100,000
------------------------------------------------------------------------------

   Total  Repurchase Agreements (Cost $16,100,000)                    16,100,000

     TOTAL INVESTMENTS (Cost $165,529,376) - 99.4%                   165,529,376
     Other assets and liabilities, net - 0.6%                            986,946
-----------------------------------------------------------------------------
     Net Assets - 100%                                              $166,516,322
================================================================================

Net Assets Consist of:
-------------------------------------------------------------------------------

Paid-in capital applicable to 166,568,646 shares of beneficial interest;
   unlimited number of no par value shares authorized               $166,564,669
Undistributed net investment income                                          863
Accumulated net realized gain (loss) on investments                     (49,210)
---------------------------------    -------------------------------------------

   Net Assets                                                       $166,516,322
==================================   ===========================================

   Net Asset Value Per Share                                               $1.00


U.S. Government Agencies                            Principal
and Instrumentalities - 22.8%                           Amount       Value
--------------------------------------------------------------------------------

Federal Farm Medium Term Notes, 6.75%, 5/14/99           $3,500,000   $3,511,410
Federal Home Loan Bank Board, 6.32%, 12/4/97              5,000,000    5,024,950
Federal Home Loan Bank Board, 9.30%, 1/25/99              3,000,000    3,194,370
Federal Home Loan Bank Board, 6.25%, 9/27/01              3,000,000    2,941,980
Federal Home Loan Bank Board, 7.33%, 3/29/02              1,000,000    1,028,410
Federal Home Loan Mortgage Corp., 6.80%, 5/14/99          7,000,000    7,032,270
Federal Home Loan Mortgage Corp., 6.485%, 10/3/05         5,000,000    4,821,350
Federal Home Loan Mortgage Corp., 6.50%, 10/15/05         1,438,000    1,424,612
Federal Home Loan Mortgage Corp., 5.125%, 8/15/06         4,958,096    4,828,789
Federal Home Loan Mortgage Corp., 5.50%, 5/1/11           2,077,736    1,925,811
Federal National Mortgage Assn., 9.20%, 6/10/97           3,000,000    3,074,100
Federal National Mortgage Assn., 9.55%, 11/10/97          6,000,000    6,235,680
Federal National Mortgage Assn., 8.15%, 5/11/98           7,000,000    7,222,530
Federal National Mortgage Assn., 5.49%, 10/2/03          10,000,000    9,286,500
Federal National Mortgage Assn., 6.58%, 3/1/06            7,000,000    6,681,150
Federal National Mortgage Assn., 6.50%, 1/25/08           4,306,151    4,270,237
Federal National Mortgage Assn. Remic 1994-79B,
                               7.00%, 12/25/19 .          2,000,000    1,933,700
Federal National Mortgage Assn. Single Family Mortgage Pool,
    7.00%, 8/1/25                                         3,817,881    3,689,028
Federal National Mortgage Assn. Single Family Mortgage Pool,
   7.00%, 5/1/26                                          4,024,785    3,883,918
Federal National Mortgage Assn. Single Family Mortgage Pool,
   8.00%, 9/1/26                                          4,939,526    4,979,635
Financing Corp., 9.65%, 11/2/18                           1,500,000    1,869,240
Financing Corp., 8.60%, 9/26/19                           6,000,000    6,809,220
GNMA Single Family Mortgage Pool, 7.50%, 2/15/23          4,060,442    4,035,063
GNMA Single Family Mortgage Pool, 7.50%, 4/15/23          3,816,915    3,793,059
GNMA Single Family Mortgage Pool, 7.50%, 7/15/23          1,141,214    1,132,655
GNMA Single Family Mortgage Pool, 6.50%, 11/15/23         6,651,399    6,264,820
GNMA Single Family Mortgage Pool, 6.50%, 12/15/23         4,538,760    4,274,969
GNMA Single Family Mortgage Pool, 6.50%, 1/15/24          7,878,732    7,440,454
Small Business Administration, 7.70%, 7/1/16             14,100,000   14,315,730
-----------------------------------------------------------------------------

   Total U.S. Government Agencies and Instrumentalities
     (Cost $136,653,691)                                             136,925,640
--------------------------------------------------------------------------------

Certificates of Deposit - 0.3%
--------------------------------------------------------------------------------

Alternatives Federal Credit Union, 5.50%, 11/18/96 (^)        50,000      50,000
Banco Solidario, 10.0625%, 8/3/97 (#)                        301,617     301,617
Blackfeet National Bank, 5.50%, 11/13/96 (^)                  92,000      92,000
D. Edward Wells Federal Credit Union, 5.50%, 11/20/96 (^)     50,000      50,000
First American Credit Union, 5.294%, 12/23/96 (^)             92,000      92,000
Mission Area Federal Credit Union, 5.00%, 11/18/96 (^)        50,000      50,000


                                                    Principal
Certificates of Deposit (Cont'd)                        Amount       Value
--------------------------------------------------------------------------------

Northeast Community Federal Credit Union, 4.75%, 11/18/96 (^) $50,000    $50,000
South Shore Bank of Chicago, 5.40%, 12/6/96 (^)               100,000    100,000
South Shore Bank of Chicago, 5.20%, 2/10/97                   750,000    750,000
--------------------------------------------------------------------------------

   Total Certificates of Deposit (Cost $1,535,617)                     1,535,617

Convertible Debenture Bonds - 0.1%
------------------------------------------------------------------------------

Ultrafem, Inc., 10.00%, 7/27/97 (#)                         125,000      281,001
WorldWater, Inc., 9.00%, 9/28/97 (#)                        150,000      150,000
------------------------------------------------------------------------------

   Total Convertible Debenture Bonds (Cost $275,000)                     431,001

Community Loan Notes - 0.8%
-------------------------------------------------------------------------------

Accion International Corp., 4.00%, 1/13/97            250,000      245,207
Accion US Bridge Fund, 4.00%, 1/12/01                 100,000       98,083
Boston Community Loan Fund, 4.00%, 1/12/01            500,000      490,415
Capital District Community Loan, 3.50%, 1/13/97        35,000       34,329
Cascadia Revolving Fund, 3.50%, 4/7/98                 75,000       72,453
Catholic Relief Services, 3.50%, 9/30/97               50,000       49,990
Chicago Community Loan Fund, 3.50%, 6/30/98            75,000       71,407
Coastal Enterprises, Inc., 2.50%, 6/30/99             100,000       94,872
Community Reinvestment Fund, 3.50%, 4/4/97            100,000       96,370
Co-op Fund of New England, Inc., 4.00%, 1/13/97        90,000       88,275
Delaware Valley Community Reinvestment Fund,
                                      3.50%, 6/30/99   75,000       71,407
Eastside Community Investment, 2.50%, 4/4/97          100,000       96,604
Ecumenical Development Corp., 5.00%, 12/31/01         100,000       98,551
Enterprise Loan Fund, 3.50%, 6/30/98                   50,000       47,436
Environmental Enterprises, Inc., 4.00%, 6/28/99       125,000      119,012
Federation of Appalachian Housing Enterprise,
                                   4.00%, 1/13/97     200,000      196,166
First State Community Loan Fund, 4.00%, 1/15/99        25,000       24,520
Foundation for International Community Asst.,
                                   3.50%, 4/30/01      50,000       48,185
Housing Assistance Council, 4.00%, 6/30/97             75,000       71,407
Institute for Community Economics, 4.00%, 1/13/00     150,000      147,124
Interfaith Housing Delaware, 4.00%, 9/30/97            50,000       49,990
Low Income Housing Fund, 4.00%, 1/13/99                50,000       49,041
Low Income Housing Fund, 3.50%, 9/30/99               100,000       99,980
Manna, Inc., 4.00%, 9/30/97                           150,000      149,970
Mcauley Institute, 4.00%, 1/13/97                      85,000       83,370
Mercy Housing Inc., 4.00%, 1/12/01                    100,000       98,083
Michigan Housing Trust, 4.00%, 6/28/99                100,000       95,210
Micro Industry Credit Rural Corp., 4.00%, 1/13/97      50,000      49,041
Minnesota Non Profit Assistance Fund, 3.50%, 4/7/00   200,000      192,740
Montana Women's Capital, 4.00%, 6/28/99                50,000       47,605
National Fed of Community Development Credit Union,
    2.50%, 4/7/98                                     300,000      288,408
New Hampshire Community Loan Fund, 4.00%, 7/15/99     250,000      238,025
New Mexico Community Loan Fund, 3.50%, 6/30/98         25,000       23,802
Nonprofit Facilities Fund, 3.50%, 6/30/99             100,000       95,210
North Country Co-op Development Fund, 4.00%, 1/12/01  100,000      98,083
Northeast Entrepreneur Fund, 3.50%, 6/30/98            50,000       47,436
Northeast South Dakota Energy Conservation Corp.,
                                   4.00%, 1/13/97      25,000       24,520
                                                      Principal
Community Loan Notes (Cont'd)                            Amount       Value
--------------------------------------------------------------------------------

Opportunity International, 3.50%, 9/30/99            $100,000      $99,980
Sage Bruno, 6.00%, 12/31/99                           150,000      150,000
Saint Ambrose Housing Center, 4.00%, 9/30/97           50,000       49,990
SIDI, 3.00%, 6/30/97                                  150,000      141,294
12th Street Historic Rehabilitation Associates Mortgage,
   Zero Coupon, 10/15/96                              365,147       90,956
Vermont Community Loan Fund, 4.00%, 4/30/01           200,000      193,208
Western Massachusetts Enterprise Fund, 4.00%, 9/30/98  50,000       49,990
Women's Self-Employment Loan Fund, 4.00%, 9/30/97      50,000       49,990
Worcester Community Loan Fund, 4.00%, 4/30/97          25,000       24,151
--------------------------------------------------------------------------------

   Total Community Loan Notes (#)(Cost $5,249,817)               4,841,886

Corporate Bonds - 10.7%
------------------------------------------------------------------------------

Advanta Mortgage Loan Trust Remic 1993-4 A1,
                              5.50%, 3/25/10        3,637,367    3,438,449
AON Corp., 6.875%, 10/1/99                          1,000,000    1,005,240
BellSouth Savings & Security, 9.19%, 7/1/03         1,074,747    1,160,823
Cardinal Health, Inc., 6.00%, 1/15/06               5,000,000    4,594,350
Clean Air Cab, 6.00%, 12/31/98 (#)                    250,000      124,818
Conseco, Inc., 8.125%, 2/15/03                      8,385,000    8,534,001
Dean Witter Discover and Co., 6.30%, 1/15/06        3,000,000    2,774,700
Deluxe Corp., 8.55%, 2/15/01                          500,000      531,210
Discover Card, 6.05%, 8/18/08                       2,500,000    2,310,972
Donnelly, R.R., and Sons, Co., 6.70%, 7/5/05        3,000,000    2,907,060
First Union Corp., 6.55%, 10/15/35                  3,500,000    3,319,120
International Business Machine Corp.,
                           7.00%, 10/30/25         10,000,000    9,221,400
Kaiser Foundation Hospitals, 7.63%, 4/19/99         2,000,000    2,052,760
Michigan Bell Telephone Co., 9.25%, 11/15/98        1,000,000    1,055,630
National Association of People with AIDS,
                        10.00%, 7/31/97 (#)(b)        250,000      166,650
National Cooperative Bank, Series 1993-3 B,
               6.67%, 1/1/99 (#)                    2,592,435    2,451,672
Norwest Financial, Inc., 6.8752%, 12/15/99          2,000,000    2,012,380
Physicians Plus Medical Group VRDN, 5.70%, 8/1/16   2,000,000    2,000,000
Poland Partners, 5.875%, 4/13/04 (#)                  405,062      234,602
Puget Power Conservation Grantor Trust,
                         6.45%, 4/11/05             5,033,692    4,936,976
Snap On, Inc., 6.625%, 10/1/05                      2,500,000    2,420,075
Southern California Gas, 6.50%, 12/15/97            2,500,000    2,509,225
Take the Lead, 9.00%, 9/27/00 (#)                     100,000      100,000
Vendee Mortgage Trust, 6.75%, 4/15/22               3,000,000    2,700,937
Wachovia Corp., 7.00%, 12/15/99                     2,000,000    2,020,620
--------------------------------------------------------------------------------

   Total Corporate Bonds (Cost $66,400,161)                     64,583,670


Municipal Obligations - 4.4%
--------------------------------------------------------------------------------

Chickasaw Nation Certificates of Participation,
                    10.00%, 8/1/03                 5,855,000     5,968,938
Maryland State Economic Development Corp. Revenue Bonds,
   8.00%, 10/1/05                                  3,000,000     2,986,680
                                                      Principal
Municipal Obligations (Cont'd)                          Amount        Value
--------------------------------------------------------------------------------

Maryland State Economic Development Corp. Revenue Bonds,
   8.625%, 10/1/19                                 $3,000,000   $3,041,640
Miami Beach Redevelopment Agency Tax Increment
         Revenue Bonds, 8.80%, 12/1/15              6,000,000    6,265,200
Rochester, New York, 6.05%, 8/15/02                 2,000,000    1,922,920
Texas State General Obligation Bonds,
                                 6.85%, 12/1/15     2,260,000    2,100,760
Texas State General Obligation Bonds,
                         7.35%, 12/1/21             1,995,000    1,879,649
Virginia State Housing Development Authority
                            Bonds, 7.90%, 1/1/16    2,000,000    2,007,580
--------------------------------------------------------------------------------

   Total Municipal Obligations  (Cost $26,119,225)              26,173,367

Sovereign Debt - 0.5%
-------------------------------------------------------------------------------

South Africa Republic, 9.625% 12/15/99              3,000,000    3,165,006
--------------------------------------------------------------------------------

   Total Sovereign Debt  (Cost $3,038,390)                       3,165,006

Repurchase Agreements - 4.4%
----------------------------------------------------------------      ----------

Union Bank of Switzerland, 5.74%, dated 9/30/96, due 10/1/96
   (Collateral:  $27,126,227 Federal Home Loan Mortgage Corp.,
      7.00%, 9/1/25)                                26,500,000   26,500,000
--------------------------------    -------------------------------------------

   Total Repurchase Agreements  (Cost $26,500,000)               26,500,000

Limited Partnership Interests - 0.3%
--------------------------------------------------------------------------------

Environmental Allies Investment Trust                                51,038
Environmental Private Equity Fund II (*)                            109,579
Global Environment Emerging Markets Fund (*)                        767,154
Hambrecht & Quist Environmental Technology Fund (*)                 356,726
HFG Expansion Fund I                                                 91,250
Liberty Environmental Partners (*)                                  350,000
Poland Partners (*)                                                 146,000
Ukraine Fund (*)                                                     47,371
-------------------------------------------------------------------------------

   Total Limited Partnership Interest (#)(Cost $2,089,508)        1,919,118

Equity Securities - 57.9%                               Shares
--------------------------------------------------------------------------------

Automotive - 0.6%
Honda Motors, Ltd. (ADR)                               70,000    3,543,750
------------------------------------------------------------------------------

Basic Industries - 3.0%
Minerals Technologies, Inc.                            50,000    1,868,750
Praxair, Inc.                                         182,900    7,864,700
Sigma Aldrich                                         107,400    6,121,800
Wolverine Tube                                         50,000    2,150,000
------------------------------------------------------------------------------
                                                                18,005,250
--------------------------------------------------------------------------------




                  Equity Securities (Cont'd)             Shares       Value
Business Equipment & Services - 1.8%
Automatic Data Processing, Inc.                        80,000   $3,490,000
Hewlett Packard Co.                                   121,850    5,940,187
Miller Herman, Inc.                                    23,000      931,500
Phamis, Inc.(*)                                        40,000      670,000
-------------------------------------------------------------------------------
                                                                11,031,687
--------------------------------------------------------------------------------

Building, Construction & Furnishing - 1.1%
Champion Enterprises, Inc.                            130,000    2,941,250
Granite Construction, Inc.                             60,000    1,245,000
Oakwood Homes Corp.                                    81,900    2,252,250
--------------------------------------------------------------------------------
                                                                 6,438,500

Capital Goods - 3.2%
AptarGroup, Inc.                                      140,000    4,497,500
Avery Dennison Corp.                                   48,615    2,698,132
Deere & Co.                                            80,000    3,360,000
Dover Corp.                                            56,200    2,683,550
Holophane Corp.(*)                                     37,500      703,125
Illinois Tool Works, Inc.                              55,000    3,966,875
Stanley Works                                          50,000    1,406,250
-------------------------------------------------------------------------------
                                                                19,315,432

Consumer Products and Services - 4.6%
Amway Japan, Ltd. (ADR)                                58,565    1,244,506
Children's Discovery Centers of America (*)           100,000      650,000
Colgate Palmolive Co.                                  40,300    3,501,062
CPC International                                      48,500    3,631,438
CUC International, Inc. (*)                            69,700    2,779,287
Gillette Co.                                           69,600      5,019,900
Hershey Foods Corp.                                    58,500    2,939,625
McCormick & Co., Inc                                   78,500    1,834,937
Odwalla, Inc.                                          35,879      636,852
Sealed Air Corp. (*)                                   46,525    1,733,056
Wrigley (Wm.) Jr. Co.                                  60,000    3,615,000
-------------------------------------------------------------------------------
                                                                27,585,663

Energy - 0.4%
Barrett Resources Corp.                                70,000    2,467,500
-------------------------------------------------  ----------------------------

Financial Services - 11.1%
Aflac, Inc.                                           110,872    3,935,973
American International Group, Inc.                     95,812    9,653,059
Bank of Boston Corp.                                   66,150    3,828,431
Bank of New York, Inc.                                100,400    2,949,250
BankAmerica Corp.                                      43,400    3,564,225
Federal National Mortgage Assn.                       220,220    7,680,172
Fifth Third Bancorp                                    75,000    4,359,375
Greentree Financial Corp.                              91,000    3,571,750

Equity Securities (Cont'd)                               Shares       Value
------------------------------------------------     ---------------------------

Financial Services (Cont'd)
MGIC Investment Corp.                                  29,200   $1,967,350
Norwest Corp.                                         155,000    6,335,625
Price (T. Rowe) Associates, Inc.                      180,000    5,850,000
Sunamerica, Inc.                                      107,600    3,712,200
Umbono Investments (*)(a)                           2,850,429    6,597,488
United Asset Management Corp.                         125,000    2,953,125
--------------------------------------------------------------------------------
                                                                66,958,023

Industrial Products - 0.3%
Nokia Corp. (ADR)(*)                                   40,000    1,770,000
--------------------------------------------------------------------------------

Media & Publishing - 2.1%
Carmike Cinemas, Inc.                                  75,000    1,734,375
Disney (Walt) Co.                                      28,295    1,793,196
Lancit Media Productions Ltd. (*)                      65,000      682,500
Reuters Holdings Plc (ADR)                             53,800    3,725,650
Scholastic Corp. (*)                                   65,000    4,712,500
------------------------------      --------------------------------------------
                                                                12,648,221

Merchandising & Retail - 5.9%
Albertson's, Inc.                                     244,435   10,296,824
Barnes & Noble, Inc.                                   78,000    2,681,250
Consolidated Stores Corp.(*)                           48,695    1,947,800
Home Depot, Inc.                                       75,000    4,265,625
Jones Apparel Group, Inc.(*)                           28,750    1,832,813
May Department Stores Co.                              80,000    3,890,000
Office Max, Inc.                                      229,700    3,215,800
Price CostCo, Inc.(*)                                 190,000    3,895,000
Viking Office Products, Inc.                            103,100  3,093,000
--------------------------------------------------------------------------------
                                                                35,118,112
--------------------------------------------------------------------------------

Pharmaceutical & Health Care - 9.8%
Amgen (*)                                             145,340    9,174,587
Becton Dickinson & Co.                                 78,960    3,493,980
Boston Scientific Corp. (*)                            72,625    4,175,937
Cardinal Health, Inc.                                  45,600    3,767,700
Guidant Corp.                                          33,600    1,856,400
Healthcare Compare Corp.(*)                            67,700    3,207,288
Invacare Corp.                                         90,000    2,520,000
Johnson & Johnson                                     191,200    9,799,000
Medtronic, Inc.                                        74,900    4,802,962
Merck & Co., Inc.                                     112,500    7,917,187
Schering Plough Corp.                                  70,000    4,305,000
Shared Medical Systems Corp.                           15,000      855,000
United Healthcare Corp.                                50,000    2,081,250
Vertex Pharmaceuticals, Inc.                           30,000      885,000
-------------------------------------------------------------------------------
                                                                58,841,291



                  Equity Securities (Cont'd)             Shares       Value
Technology - 6.8%
ADC Telecommunications, Inc.                           30,000   $1,920,000
Atmel Corp.                                           101,400    3,130,725
BMC Software, Inc.(*)                                  16,405    1,304,197
Cisco Systems, Inc.                                   109,600    6,802,050
Computer Associates International, Inc.                43,325    2,588,669
EMC Corp.(*)                                          121,780    2,755,272
L.M. Ericsson (ADR)                                   143,165    3,632,811
Microsoft Corp.(*)                                     44,660    5,889,537
Oracle Systems Corp.(*)                                91,442    3,892,000
Sun Microsystems, Inc.(*)                              55,530    3,449,801
US Robotics, Inc.                                      30,300    1,958,137
3Com Corp.(*)                                          63,100    3,789,944
------------------------------------------------------------------------------
                                                                41,113,143

Transportation - 1.6%
British Airways (*)                                    17,000    1,451,375
Comair Holdings, Inc.                                 169,150    3,975,025
Federal Express Corp. (*)                              23,095    1,830,278
Norfolk Southern Corp.                                 25,000    2,284,375
-------------------------------------------------------------------------------
                                                                 9,541,053
--------------------------------------------------------------------------------

Utilities - 4.5%
Ameritech Corp.                                        57,390    3,020,149
California Energy, Inc. (*)                           125,000    3,984,375
Century Telephone Enterprises                         106,175    3,649,765
MCI Communications Corp.                              180,000    4,612,500
SBC Communications, Inc.                              151,400    7,286,125
360 Communications Co.                                142,400    3,346,400
Vodafone Group, Plc.                                   40,000    1,365,029
-------------------------------     --------------------------------------------
                                                                27,264,343

Venture Capital - 1.1%
All Media Solutions, Inc.(#)(*)                       307,692      200,000
Aviron (#)(*)                                         370,370      500,000
Calypte Biomed (#)(*)                                 100,000      787,500
Clean Air Cab (#)(*)                                       80            0
Coastal Venture Partners (#)(*)                        80,000       80,000
Community Bank of the Bay (#)(*)                        4,000      100,000
Community Growth Fund (#)                           1,156,288      451,384
Earths Best Stock (#)(*)                               67,500       32,009
Eastern Utilities Associates (#)(*)                     3,049       25,727
Eco Timber International, Inc.(#)(*)                   12,468       99,993
Energia Global, Inc., Series A,
                    Convertible Preferred (#)(*)       72,986      364,930
Energia Global, Inc., Series B,
                    Convertible Preferred (#)(*)       28,571      142,855
Evergreen Solar (#)(*)                                100,000      150,000
Fountainhead Technologies, Inc., Preferred (#)(*)     250,000      250,000
Knowaste Technologies, Inc. (#)(*)                        432      215,667
Knowaste Technologies, Inc., Class A, Preferred (#)(*)     31      22,759
Living Technologies, Inc. (#)(*)                       25,000      100,000
Paradigm Biosciences (#)(*)                           125,000      250,000

Equity Securities (Cont'd)                               Shares       Value
------------------------------      --------------------------------------------

Venture Capital (Cont'd)
Pro Fund International (#)(*)                           4,553       $4,553
Pro Fund International, Preferred (#)(*)              450,723      450,723
Quadrant Healthcare Plc. (#)(*)                       305,263      386,645
Security Dynamics Technologies, Inc.(#)(*)                513       36,808
University Online, Inc. (#)(*)                        266,668      355,468
USA Waste Services, Inc.(#)(*)                          1,026       32,319
Ultrafem, Inc. (warrants)(#)(*)                       175,000    1,194,527
Wild Planet Toys, Inc., Series B, Preferred (#)(*)    476,190      357,142
Wind Harvest Co., Inc., Series A, Preferred (#)(*)      8,696      99,565
--------------------------------------------------------------------------------
                                                                6,690,574

         Total Equity Securities (Cost $272,310,528)          348,332,542
---------------------------------   --------------------------------------------

       TOTAL INVESTMENTS (Cost $540,171,937) - 102.2%         614,407,847
       Other assets and liabilities, net - (2.2%)             (13,210,504)
--------------------------------------------------------------------------------
       Net Assets - 100%                                      $601,197,343
================================    ===========================================

Net Assets Consist of:
--------------------------------------------------------------------------------

Paid-in capital applicable to the following shares of beneficial interest;
   unlimited number of no par shares authorized:
     Class A: 18,963,836 shares outstanding                    $501,061,097
     Class C: 216,259 shares outstanding                          6,423,189
Undistributed net investment income                                 375,282
Accumulated net realized gain (loss)                             19,101,865
Net unrealized appreciation (depreciation) on investments        74,235,910
--------------------------------------------------------------------------------
   Net assets                                                  $601,197,343
==================================  ============================================

Net Asset Value per Share
--------------------------------------------------------------------------------

Class A (based on net assets of $594,482,152)                       $31.35
================================================================================
Class C (based on net assets of $6,715,191)                         $31.05


U.S. Government Agencies                            Principal
And Instrumentalities - 48.7%                           Amount       Value
--------------------------------    --------------------------------------------

Federal Home Loan Bank Board, 7.28%, 2/24/98       $2,000,000   $2,033,940
Federal Home Loan Bank Board, 8.50%, 3/28/06          200,000      220,650
Federal Home Loan Mortgage Corp., 7.28%, 5/8/00     1,000,000    1,011,780
Federal Home Loan Mortgage Corp., 7.95%, 2/15/20  358,597          363,933
Federal Home Loan Mortgage Corp.
                    Discount Note, 10/7/96          2,000,000    1,998,267
Federal National Mortgage Assn., 0%, 11/1/01
    (callable 11/1/96 @ 100)                        1,000,000      995,470
Federal National Mortgage Assn., 5.49%, 10/2/03     2,000,000    1,857,300
Federal National Mortgage Assn., 6.82%, 8/23/05     1,500,000    1,481,475
Federal National Mortgage Assn., 8.20%, 3/10/16       500,000      546,800
Federal National Mortgage Assn., 8.95%, 2/12/18       500,000      587,990
Federal National Mortgage Assn., 0%, 10/9/19        5,000,000      923,150
Federal National Mortgage Assn.
                    Discount Notes, 10/21/96        1,000,000      996,940
Federal National Mortgage Assn. Remic, 163-H,
                               7.20%, 2/25/11      300,000         297,618
Federal National Mortgage Assn. Remic, 171-PE,
                6.60%, 4/25/17                   1,495,000       1,484,744
Federal National Mortgage Assn. Remic, 146-PH,
               7.50%, 9/25/19                    1,000,000         993,610
Federal National Mortgage Assn. Remic, 185-G,
                              7.15%, 8/25/20     1,000,000         977,390
Financing Corp., 9.80%, 4/06/18                  5,500,000       6,930,770
Government National Mortgage Assn.,
               8.50%, 1/15/06                   89,133             91,277
Government National Mortgage Assn.,
               8.50%, 7/15/08                  545,551            563,183
Government National Mortgage Assn.,
                    8.50%, 8/15/08             185,538            191,626
Government National Mortgage Assn.,
                    8.50%, 9/15/08             141,639            146,287
Government National Mortgage Assn.,
                    8.50%, 10/15/08             45,634             47,131
Government National Mortgage Assn.,
                    8.50%, 9/15/09              18,457             19,114
Government National Mortgage Assn.,
                    7.50%, 6/15/23             700,399            695,146
Government National Mortgage Assn.,
                    7.50%, 8/15/25             675,641            668,378
Government National Mortgage Assn.,
                    7.50%, 9/15/25             963,949            953,587
Government National Mortgage Assn.,
                    7.50%, 11/15/25          1,007,686            996,853
Government National Mortgage Assn.,
                    7.50%, 1/15/26           1,007,492            994,899
Government National Mortgage Assn.,
                    7.50%, 2/15/26           1,004,602            992,045
Government National Mortgage Assn.,
                    7.50%, 6/15/26           1,007,656            995,061
--------------------------------------------------------------------------------

   Total U.S. Government Agencies and Instrumentalities
     (Cost $31,078,764)                                         31,056,414
--------------------------------------------------------------------------------

Corporate Bonds - 29.3%
---------------------------------   --------------------------------------------

AMR Corp., 9.75%, 3/15/00                             450,000      486,175
AMR Corp., 10.57%, 1/15/01                            200,000      224,138
Albertson's, Inc., 6.18%, 3/22/00                     500,000      492,350
Becton Dickinson, 7.875%, 12/15/96                    200,000      200,970
BellSouth Savings & Security, 9.125%, 7/1/03          200,453      215,256
Bell Telephone Co. of Pennsylvania, 6.125%, 3/15/03   500,000      478,345
Deluxe Corp., 8.55%, 2/15/01                          200,000      212,484
Disney (Walt) Co., 6.75%, 3/30/26                   1,000,000      968,620
Enron Corp., 9.125%, 4/1/03                           500,000      549,980
Heinz (H.J.) Co., 6.875%, 1/15/03                     300,000      299,178
Household Affinity, 7.00%, 12/15/99                   500,000      503,618


                                                      Principal
Corporate Bonds (Cont'd)                                 Amount       Value
--------------------------------------------------------------------------------

Kaiser Permanente, 7.42%, 4/13/98                  $1,600,000   $1,628,480
Liberty Mutual Capital Corp., 7.90%, 3/14/03        1,000,000    1,016,833
Limited, Inc., 9.125%, 2/1/01                         500,000      529,560
Lincoln National Corp., 7.625%, 7/15/02               500,000      511,740
Masco Corp., 5.25%, 2/15/12                           200,000      189,000
May Department Stores Co., 9.875%, 12/1/02            200,000      227,300
McGraw Hill, Inc., 9.43%, 9/1/00                      300,000      326,316
Mediq, Inc., 12.125%, 7/1/99                          250,000      269,685
Michigan Bell Telephone Co., 9.25%, 11/15/98          300,000      316,689
Mountain State Telephone & Telegraph, 9.50%, 5/1/00   300,000      325,068
National Cooperative Bank, 6.06176%, 7/1/12           777,731      726,439
New England Telephone, 5.05%, 10/1/98                 500,000      488,200
Norwest Corp., 6.00%, 3/15/00                         500,000      489,645
Pacific Bell Telephone, 6.25%, 3/1/05                 500,000      472,495
Paine Webber Trust, 9.00%, 10/20/03                 1,000,000    1,015,760
Payless Cashways, Inc., 9.125%, 4/15/03               650,000      422,500
Piedmont Aviation, Inc., 9.55%, 5/8/98                100,000       97,875
Pitney Bowes Credit Corp., 8.625%, 2/15/08            250,000      276,025
Polaroid Corp., 8.00%, 3/15/99                        800,000      818,768
Prudential Home Mortgage Sec. Co., 7.50%, 2/25/23     3,013,602  3,048,619
Quaker Oats, Co., 8.85%, 11/15/96                     250,000      251,000
United Air Lines, Inc., 10.67%, 5/1/04                500,000      577,850
--------------------------------------------------------------------------------

   Total Corporate Bonds (Cost $18,582,063)                     18,656,961

Municipal Obligations - 16.8%
---------------------------- n     --------------------------------------------

Atlanta Downtown Development Authority Revenue Bonds,
         6.875%, 2/1/21             650,000 606,138
California State General Obligation Bonds,
                    8.15%, 9/1/01,                     500,000      1,576,965
Conneaut School District General Obligation Bonds,
                    6.60%, 5/1/04                     400,000         390,660
Connecticut State General Obligation Bonds,
                    6.00%, 1/15/03                    350,000         332,727
Harrisburg, Pennsylvania, U.S. Government Guaranteed Notes,
   7.14%, 8/1/02                                       90,000       91,661
Missouri Higher Education Student Loan Revenue Bonds,
   6.80%, 2/15/01                                   1,000,000      999,150
Montgomery County Hospital District Revenue Bonds,
8.30%, 4/1/02                                         400,000      405,160
Nassau County, New York, U.S. Government Guaranteed Notes,
   7.12%, 8/1/01                                      450,000      457,654
New York State Environmental General Obligation Bonds,
   7.65%, 5/1/99                                      800,000      818,656
New York State Job Development Authority Revenue Bonds,
   7.70%, 3/1/03                                    1,500,000    1,530,240
Newburgh, New York, U.S. Government Guaranteed Notes,
   7.12%, 8/1/01                                      110,000      111,871
Oregon State General Obligation Bonds,
7.75%, 7/1/05                                         490,000      508,154
Pompano Beach, Florida, U.S. Government Guaranteed Notes,
   7.12%, 8/1/01                                      565,000      574,610
San Diego County Pension Obligation Bonds,
     6.38%, 8/15/03                                   700,000      663,789
Scranton, Pennsylvania, U.S. Government Guaranteed Notes,
    7.12%, 8/1/01                                     425,000      432,229
                                                      Principal
Municipal Obligations (Cont'd)                           Amount       Value
-------------------------------------------------------------------------------

Scranton, Pennsylvania, U.S. Government Guaranteed Notes,
   7.14%, 8/1/02                                     $100,000     $101,845
Silver Spring Metro Center, 6.875%, 5/15/13           650,000      596,405
Somerville, Massachusetts, U.S. Government Guaranteed Notes,
   7.12%, 8/1/01                                      475,000      483,090
--------------------------------------------------------------------------------

   Total Municipal Obligations (Cost $10,639,535)               10,681,004

Sovereign Debt - 0.4%
-----------------------------------------------------------------------------

South Africa Republic, 9.625%, 12/15/99               250,000      263,750
------------------------------     --------------------------------------------

   Total Sovereign Debt (Cost $246,106)                            263,750

Repurchase Agreements - 4.6%
--------------------------------    --------------------------------------------

Union Bank of Switzerland, 5.74%, dated 9/30/96, due 10/1/96
   (Collateral:  $2,968,383 Federal National Mortgage Assn.,
      7.00%, 3/1/26)                                2,900,000    2,900,000
--------------------------------------------------------------------------------

   Total Repurchase Agreements (Cost $2,900,000)                  2,900,000

Equity Securities - 1.9%                                 Shares
--------------------------------------------------------------------------------

Financial Services - 0.3%
Great Western Financial Corp., $50.00, Convertible Preferred  6,617      175,351
--------------------------------------------------------------------------------

Energy - 1.6%
Northern Borders Partners, LP (#)                            41,000    1,055,750
--------------------------------------------------------------------------------

   Total Equity Securities (Cost $1,059,414)                     1,231,101

       TOTAL INVESTMENTS (Cost $64,505,882) - 101.7%            $64,789,230
       Other assets and liabilities, net - (1.7%)                (1,089,027)
--------------------------------------------------------------------------------
       Net Assets - 100%                                        $63,700,203
=============================================================================

Net Assets Consist of:
-------------------------------------------------------------------------------

Paid-in capital applicable to the following shares of beneficial interest;
  unlimited number of no par shares authorized:
   Class A: 3,876,256 shares outstanding                       $62,758,522
   Class C: 90,669  shares outstanding                           1,449,323
Undistributed net investment income                                109,558
Accumulated net realized gain (loss)                              (900,548)
Net unrealized appreciation (depreciation) on investments          283,348
--------------------------------------------------------------------------------
   Net assets                                                  $63,700,203
===============================================================================

Net Asset Value per Share
---------------------------------    -------------------------------------------

Class A (based on net assets of $62,258,713)                        $16.06
=================================   ===========================================
Class C (based on net assets of $1,441,490)                         $15.90


Equity Securities - 94.9%                                Shares      Value
-------------------------------------------------------------------------------

Business Equipment & Services - 3.3%
Digital Equipment Corp. (*)                            47,000   $1,680,250
International Business Machines Corp.                  14,500    1,805,250
---------------------------------------------------------------------------
                                                                 3,485,500

Basic Industries - 7.2%
Morton International, Inc.                             71,000    2,822,250
Nalco Chemical Co.                                     80,100    2,903,625
Praxair, Inc.                                          41,700    1,793,100
-------------------------------------------------------------------------------
                                                                 7,518,975

Building, Construction & Furnishing - 2.0%
Masco Corp.                                            69,000    2,070,000
--------------------------------------------------------------------------------

Consumer Products - 14.9%
American Greetings Corp.                              104,500    2,991,312
Black & Decker Corp.                                   67,400    2,797,100
Colgate Palmolive Co.                                  23,000    1,998,125
CPC International, Inc.                                35,000    2,620,625
Premark International, Inc.                           148,000    2,793,500
Tupperware Corp.                                       48,000    2,352,000
------------------------------     --------------------------------------------
                                                                15,552,662

Energy - 2.2%
Enron Corp.                                            94,000    2,338,250
-------------------------------------------------------------------------------

Financial Services - 11.9%
BankAmerica Corp.                                      30,000    2,463,750
Chase Manhattan Corp.                                  30,000    2,403,750
Chubb Corp.                                            54,000    2,484,000
Dean Witter Discover & Co.                             45,000    2,475,000
USF&G Corp.                                           140,000    2,590,000
----------------------------------------------------------------------------
                                                                12,416,500

Industrial Products - 5.6%
Dover Corp.                                            10,500      501,375
Measurex Corp.                                         85,000    2,241,875
Nokia Corp. (ADR)(*)                                   70,000    3,097,500
--------------------------------------------------------------------------------
                                                                 5,840,750

Paper Products - 2.4%
Alco Standard Corp.                                    49,500    2,468,812
--------------------------------------------------------------------------------

Pharmaceutical & Health Care - 2.6%
Merck & Co., Inc.                                      38,000    2,674,250
--------------------------------------------------------------------------


Equity Securities (Cont'd)                               Shares       Value
-----------------------------------------------------------------------------

Retail - 17.2%
Eckerd Corp.(*)                                       115,000   $3,220,000
Federated Department Stores, Inc.(*)                   75,000    2,512,500
General Nutrition Companies, Inc.(*)                  150,000    2,634,375
Limited, Inc.                                         143,000    2,734,875
Liz Claiborne, Inc.                                    70,000    2,607,500
Melville Corp.                                         62,000    2,735,750
Reebok International, Ltd.(*)                           1,000       34,750
Sunglass Hut International, Inc.(*)                    92,000    1,466,250
-------------------------------------------------------------------------------
                                                                17,946,000

Technology - 13.9%
Adobe Systems, Inc.                                    57,000    2,123,250
DSC Communications, Inc. (*)                           99,800    2,495,000
E M C Corp. (*)                                       139,000    3,144,875
Informix Corp.(*)                                      87,000    2,425,125
Intel Corp.                                            24,000    2,290,500
Symantec Corp. (*)                                    185,000    2,011,875
-------------------------------------------------------------------------------
                                                                14,490,625

Transportation - 6.9%
AMR Corp.(*)                                           31,000    2,468,375
Southwest Airlines Co.(*)                             100,000    2,287,500
US Freightways Corp.                                  117,000    2,398,500
----------------------------------------------------------------------------
                                                                 7,154,375

Utilities - 4.8%
Ameritech Corp.                                        50,000    2,631,250
Pacific Telesis Group                                  71,000    2,387,376
--------------------------------------------------------------------------------
                                                                 5,018,626

      Total Equity Securities (Cost $87,951,068) - 94.9%        98,975,325

Repurchase Agreements - 4.6%
-------------------------------    --------------------------------------------

Union Bank of Switzerland, 5.74%, dated 9/30/96, due 10/1/96
   (Collateral:  $4,913,356 Federal National Mortgage Assn.,
      7.00%, 3/1/26)                                 4,800,000    4,800,000
--------------------------------   --------------------------------------------

   Total Repurchase Agreements (Cost $4,800,000)                  4,800,000

       TOTAL INVESTMENTS (Cost $92,751,068) - 99.5%            $103,775,325
       Other assets and liabilities, net - 0.5%                     564,106
       Net Assets - 100%                                       $104,339,431
================================================================================


Net Assets Consist of:                                  Shares       Value
--------------------------------------------------------------------------------

Paid-in capital applicable to the following shares of beneficial interest;
  unlimited number of no par shares authorized:
   Class A: 4,495,780 shares outstanding                       $84,882,118
   Class C: 138,013 shares outstanding                           2,745,775
Undistributed net investment income                                 36,595
Accumulated net realized gain (loss)                             5,650,686
Net unrealized appreciation (depreciation) on investments       11,024,257
--------------------------------------------------------------------------------
   Net assets                                                 $104,339,431
================================================================================

Net Asset Value per Share
-------------------------------------------------------------------------------

Class A (based on net assets of $101,343,732)                       $22.54
================================================================================
Class C (based on net assets of $2,995,699)                         $21.71


Net Investment Income
------------------------------------------------------------------------------

Investment Income
   Interest income                                    $9,134,396  $18,613,941
   Dividend income (net of foreign taxes withheld
of $67,454
     for Managed Growth)                                     _      3,682,524
--------------------------------   --------------------------------------------
       Total investment income                       9,134,396   22,296,465

Expenses
   Investment advisory fee                             809,573    4,054,218
   Transfer agency fees and expenses                   647,180    1,035,494
   Distribution Plan expenses:
     Class A                                                 _    1,361,666
     Class C                                                 _       52,406
   Trustees' fees and expenses                          43,479      156,610
   Custodian fees                                       22,739       92,982
   Registration fees                                    23,908       52,855
   Reports to shareholders                             144,446      332,971
   Professional fees                                    18,770       81,728
   Miscellaneous                                        64,169      301,235
   Reimbursement from Advisor                         (334,773)     (39,838)
----------------------------------------------------------------------------
       Total expenses                                1,439,491    7,482,327
       Fees paid indirectly                            (22,739)     (92,982)
------------------------------------------------------------------------------
         Net expenses                                1,416,752    7,389,345
-------------------------------------------------------------------------------

         Net Investment Income                       7,717,644   14,907,120
--------------------------------------------------------------------------------

Realized and Unrealized
Gain (Loss) on Investments
--------------------------------------------------------------------------------

Net realized gain (loss) on:
   Securities                                        (3,983)     23,170,160
   Futures                                                 _    (1,349,850)
   Foreign currencies                                      _        (8,940)
-------------------------------------------------------------------------------
                                                     (3,983)     21,811,370
Change in unrealized appreciation or depreciation         --     19,966,340
-------------------------------------------------------------------------------

       Net Realized and Unrealized
       Gain (Loss) on Investments                       (3,983)  41,777,710
-------------------------------------------------------------------------------

       Increase (Decrease) in
       Net Assets Resulting
       From Operations                              $7,713,661  $56,684,830
===============================================================================


Net Investment Income
Investment Income
   Interest income                                  $4,430,793      $47,231
   Dividend income (net of foreign taxes
     withheld of $33,164 for Equity)                    13,322    1,330,560
------------------------------------------------------------------------------
       Total investment income                       4,444,115   1,377,791

Expenses
   Investment advisory fee                             421,016      496,208
   Transfer agency fees and expenses                   152,852      305,430
   Distribution Plan expenses:
     Class A                                           127,042      217,340
     Class C                                            12,505       22,628
   Trustees' fees and expenses                          17,612       25,953
   Custodian fees                                       22,277       13,802
   Registration fees                                    31,013       29,625
   Reports to shareholders                              40,448       85,523
   Professional fees                                     7,612       26,437
   Miscellaneous                                        30,938       56,631
   Reimbursement from Advisor                           (9,370)           _
-------------------------------------------------------------------------------
       Total expenses                                  853,945    1,279,577
       Fees paid indirectly                            (22,277)     (13,802)
---------------------------------  ---------------------------------------------
         Net expenses                                  831,668    1,265,775
--------------------------------------------------------------------------------

         Net Investment Income                       3,612,447      112,016
--------------------------------------------------------------------------------

Realized and Unrealized
Gain (Loss) on Investments
--------------------------------------------------------------------------------

Net realized gain (loss)                                15,729    6,588,657
Change in unrealized appreciation or depreciation   (1,183,585)   8,311,454
------------------------------------------------------------------------------

         Net Realized and Unrealized
         Gain (loss) on Investments                 (1,167,856)  14,900,111
-------------------------------    --------------------------------------------

         Increase (Decrease) in
         Net Assets Resulting
         From Operations                            $2,444,591  $15,012,127
=============================================================================


Increase (Decrease) in Net Assets
--------------------------------------------------------------------------------

Operations
   Net investment income                            $7,717,644   $7,317,082
   Net realized gain (loss)                             (3,983)      (1,883)
------------------------------------------------------------------------------

     Increase (Decrease) in Net Assets
     Resulting From Operations                       7,713,661    7,315,199
------------------------------------------------------------------------------

Distributions to shareholders from
   Net investment income                            (7,717,375)  (7,316,488)
----------------------------------------------------------------------------

Capital share transactions:
   Shares sold                                     166,829,716  144,488,289
   Reinvestment of distributions                     7,211,144    7,091,284
   Shares redeemed                                (161,516,395)(141,361,798)
--------------------------------------------------------------------------------
                                                    12,524,465   10,217,775
----------------------------------------------------------------------------

   Total Increase (Decrease)
   in Net Assets                                    12,520,751   10,216,486

Net Assets
--------------------------------------------------------------------------------

Beginning of year                                  153,995,571  143,779,085
-------------------------------------------------------------------------------
End of year (including undistributed net investment
   income of $863 and $594, respectively)         $166,516,322 $153,995,571
=============================================================================

Capital Share Activity
--------------------------------------------------------------------------------

Shares sold                                          166,829,716   144,488,289
Reinvestment of distributions                        7,211,144       7,091,284
Shares redeemed                                   (161,516,395)   (141,361,798)
-------------------------------------------------------------------------------
Total capital share activity                         12,524,465      10,217,775
===============================================================================



Increase (Decrease) in Net Assets
Operations
   Net investment income                           $14,907,120  $15,027,988
   Net realized gain (loss)                         21,811,370   61,611,966
   Change in net unrealized
appreciation or depreciation                      19,966,340     11,568,497
------------------------------------------------------------------------------

     Increase (Decrease) in Net Assets
     Resulting From Operations                      56,684,830   88,208,451
---------------------------------------------------------------------------

Distributions to shareholders from
   Net investment income:
     Class A Shares                                (14,622,197) (14,892,978)
     Class C Shares                                    (79,219)     (58,324)
   Net realized gain:
     Class A Shares                                (63,482,198)  (3,653,404)
     Class C Shares                                   (481,235)     (16,082)
----------------------------------------------------------------------------
   Total distributions                             (78,664,849) (18,620,788)

Capital share transactions:
   Shares sold:
     Class A Shares                                 75,161,055   64,112,225
     Class C Shares                                  3,298,057    2,255,528
   Reinvestment of distributions:
     Class A Shares                                 71,965,131   17,905,477
     Class C Shares                                    548,576       73,747
   Shares redeemed:


     Class A Shares                                (91,748,763)(102,234,643)
     Class C Shares                                 (1,093,458)    (572,714)
------------------------------------------------------------------------------
   Total capital share transactions                 58,130,598  (18,460,380)
-----------------------------------------------------------------------------

   Total Increase (Decrease)
   in Net Assets                                   36,150,579    51,127,283

Net Assets
-------------------------------------------------------------------------------

Beginning of year                                  565,046,764  513,919,481
-------------------------------------------------------------------------------
End of year (including undistributed net investment
   income of $439,804 and $192,950, respectively) $601,197,343 $565,046,764
===============================================================================

Capital Share Activity
--------------------------------------------------------------------------------

Shares sold:
   Class A Shares                                    2,456,495    2,095,415
   Class C Shares                                      108,790       75,390
Reinvestment of distributions:
   Class A Shares                                    2,397,276      568,732
   Class C Shares                                       18,464        2,501
Shares redeemed:
   Class A Shares                                   (2,989,397)  (3,364,989)
   Class C Shares                                      (35,721)     (19,232)
--------------------------------------------------------------------------------


Total capital share activity                         1,955,907     (642,183)
================================    ===========================================


Increase (Decrease) in Net Assets
Operations
   Net investment income                            $3,612,447   $3,712,987
   Net realized gain (loss)                             15,729     (916,277)
   Change in net unrealized
appreciation or depreciation                        (1,183,585)    4,548,221
------------------------------------------------------------------------------

     Increase (Decrease) in Net Assets
     Resulting From Operations                       2,444,591    7,344,931
--------------------------------------------------------------------------------

Distributions to shareholders from
   Net investment income:
     Class A Shares                                 (3,552,786)  (3,578,827)
     Class C Shares                                    (54,625)     (29,538)
   Net realized gain:
     Class A Shares                                          -     (233,208)
     Class C Shares                                          -       (1,624)
   Tax return of capital:
     Class A Shares                                          -     (134,168)


     Class C Shares                                          -       (1,107)
---------------------------------   --------------------------------------------
   Total distributions                              (3,607,411)  (3,978,472)
--------------------------------------------------------------------------------

Capital share transactions:
   Shares sold:
     Class A Shares                                 11,109,094    9,721,624
     Class C Shares                                    661,435      755,847
   Reinvestment of distributions:
     Class A Shares                                  2,753,789    3,564,799
     Class C Shares                                     49,153       29,809
   Shares redeemed:
     Class A Shares                                (13,397,047) (15,268,017)
     Class C Shares                                   (152,489)    (219,095)
-------------------------------------------------------------------------------
   Total capital share transactions                  1,023,935   (1,415,033)
------------------------------------------------------------------------------

   Total Increase (Decrease)
   In Net Assets                                      (138,885)   1,951,426


Net Assets
Beginning of year                                   63,839,088   61,887,662
-------------------------------------------------------------------------------
End of year (including undistributed net investment
   income of $109,558 and $104,522, respectively)  $63,700,203  $63,839,088
===============================     ============================================

Capital Share Activity
--------------------------------------------------------------------------------

Shares sold:
   Class A Shares                                      679,640      614,412
   Class C Shares                                       40,967       47,745
Reinvestment of distributions:
   Class A Shares                                      169,469      225,438
   Class C Shares                                        3,061        1,891
Shares redeemed:
   Class A Shares                                     (822,989)    (965,822)
   Class C Shares                                       (9,542)     (13,861)
----------------------------------------------------------------------------
Total capital share activity                            60,606      (90,197)
================================================================================
Increase (Decrease) in Net Assets
-----------------------------------------------------------------------------

Operations
   Net investment income                              $112,016     $275,873
   Net realized gain (loss)                          6,588,657    7,338,427
   Change in net unrealized
appreciation or depreciation                         8,311,454     2,776,172
--------------------------------------------------------------------------------

     Increase (Decrease) in Net Assets
     Resulting From Operations                      15,012,127   10,390,472
-------------------------------------------------------------------------------

Distributions to shareholders from


         Net investment income:
     Class A Shares                                   (262,483)   (205,649)
     Class C Shares                                     (1,695)     (3,766)
   Net realized gain:
     Class A Shares                                 (7,816,026) (5,771,214)
     Class C Shares                                   (165,432)    (52,194)
--------------------------------------------------------------------------------
   Total distributions                              (8,245,636) (6,032,823)

Capital share transactions:
   Shares sold:
     Class A Shares                                 19,139,948   15,393,397
     Class C Shares                                  1,179,087    1,154,662
   Reinvestment of distributions:
     Class A Shares                                  7,431,893    5,988,415
     Class C Shares                                    164,558       55,960
   Shares redeemed:
     Class A Shares                                (22,784,833) (27,640,020)
     Class C Shares                                   (310,498)    (197,945)
-------------------------------------------------------------------------------
   Total capital share transactions                  4,820,155   (5,245,531)
-----------------------------------------------------------------------------

   Total Increase (Decrease)
   in Net Assets                                    11,586,646     (887,882)

Net Assets
------------------------------------------------------------------------------

Beginning of year                                   92,752,785   93,640,667
--------------------------------------------------------------------------------
End of year (including undistributed net investment
   income (loss)
 of $36,595 and  $188,757, respectively)          $104,339,431  $92,752,785
===============================================================================

Capital Share Activity
-------------------------------------------------------------------------------

Shares sold:
   Class A Shares                                      913,008      800,199
   Class C Shares                                       57,668       60,778
Reinvestment of distributions:
   Class A Shares                                      367,609      329,761
   Class C Shares                                        8,348        3,001
Shares redeemed:
   Class A Shares                                   (1,092,012)  (1,442,423)
   Class C Shares                                      (15,221)     (10,106)
-----------------------------------------------------------------------------
Total capital share activity                           239,400     (258,790)
===============================================================================




Note A-Significant Accounting Policies

     General: The Calvert Social Investment Fund (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund operates as a series fund with four separate portfolios: Money Market, Managed Growth, Bond and Equity. Each Portfolio offers shares of beneficial interest. Money Market shares are sold without a sales charge. Managed Growth, Bond and Equity offer both Class A and Class C shares. Class A shares are sold with a maximum front-end sales charge of 4.75% (3.75% for Bond). Class C shares, which have no transaction-based sales charge, have a higher annual expense rate than Class A. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class specific expenses, (b) exchange privileges and (c) class specific voting rights.

     Security Valuation: Securities listed or traded on a national securities exchange are valued at the last reported sale price. Unlisted securities and listed securities for which the last sale price is not available are valued at the most recent bid price or based on a yield equivalent obtained from the securities' market maker. Municipal securities are valued utilizing the average of bid prices or at bid prices based on a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Foreign security prices, furnished by quotation services in the security's local currency, are translated using the current U.S. dollar exchange rate. All securities held by Money Market are valued at amortized cost which approximates market. The Fund may invest in securities whose resale is subject to restrictions. Restricted securities and other securities and assets for which market quotations are not available or deemed inappropriate are valued in good faith under the direction of the Board of Trustees.

     Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest.

     Options: The Fund may write or purchase option securities. The option premium is the basis for recognition of unrealized or realized gain or loss on the option. The cost of securities acquired or the proceeds from securities sold through the exercise of the option is adjusted by the amount of the premium. The Fund maintains liquid assets sufficient to cover, on a daily basis, the current values of written options.

     Futures Contracts: The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. The Fund maintains securities with a value equal to its obligation under each contract. Initial margin deposits of either cash or securities are made upon entering into futures contracts; thereafter, variation margin payments are made or received daily reflecting the change in market value. Unrealized or realized gains and losses are recognized based on the change in market value. Risks of futures contracts arise from the possible illiquidity of the futures markets and the movement in the value of the investment or in interest rates.
     Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, accretion of discount and amortization of premium are recorded on an accrual basis.
     Foreign Currency Transactions: The Fund's accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are converted at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities is included in the net realized and unrealized gain or loss on securities.

     Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are paid monthly by Money Market (accrued daily) and Bond, quarterly by Managed Growth and annually by Equity. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.

     The Fund designates $19,533,351 and $777,811 as capital gain dividends for taxable year ended September 30, 1996 for Managed Growth Portfolio and Equity Portfolio, respectively.
     Expense Offset Arrangement: The Fund has an arrangement with its custodian bank whereby the custodian's fees are paid indirectly by credits earned on each Portfolio's cash on deposit with the bank. Such deposit arrangement is an alternative to overnight investments.

     Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its earnings.

Note B-Related Party Transactions

     Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by Acacia Mutual Life Insurance Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and affiliated Trustees of the Fund. For its services, the Advisor receives monthly fees based on the following annual rates of average daily net assets: .50 % for Money Market, .70% for both Managed Growth and Equity, and .65% for Bond. Effective June, 1995, Equity began paying a monthly performance fee of plus or minus .20%, on an annual basis, of average daily net assets of the performance period depending on the Portfolio's performance compared to the Standard & Poor's Composite Stock Price Index.
     The Advisor reimburses the Portfolios for their respective operating expenses (excluding brokerage fees, taxes, interest, Distribution Plan expenses and extraordinary items) exceeding the following annual rates of average daily net assets: 1.5% on the first $30 million and 1.0% on the excess of $30 million for Money Market and Bond; 2.5% on the first $30 million, 2.0% on the next $70 million and 1.5% on the excess of $100 million for Managed Growth and Equity.
     Calvert Distributors, Inc., an affiliate of the Advisor, is the distributor and principal underwriter for the Fund. Distribution Plans, adopted by each class of shares, allow the Portfolios to pay the distributor for expenses and services associated with distribution of shares. The expenses paid may not exceed .35% and 1.0% annually of average daily net assets of each Class A and Class C for Managed Growth, Bond and Equity, respectively. The expenses of Money Market are limited to .25% annually of average daily net assets.

     The Distributor received the following as its portion of the commissions charged on sales of each Portfolio's shares: $405,789 for Managed Growth, $59,699 for Bond and $129,525 for Equity.
     Calvert Shareholder Services, Inc., an affiliate of the Advisor, acts as transfer, dividend disbursing and shareholder servicing agent for the Fund.

     Each Trustee who is not affiliated with the Advisor receives an annual fee of $15,430 plus $600 for each Board and Committee meeting attended. Additional fees of up to $10,000 annually may be paid to the Chairperson of special committees of the Board. Trustee's fees are allocated to each of the funds served.

     Umbono Investment Corp., which is an affiliate because Managed Growth owns over 5% of the voting securities, was purchased at a cost of $7,849,582 for 2,850,429 shares.

     Note C-Investment Activity

     During the year, purchases and sales of investments, other than short-term securities, were:

----------------------------------------------------------------------------

Purchases:                           $634,323,140   $13,379,612     $111,167,615
Sales:                                618,360,640    13,839,189     119,654,539

Money Market held only short-term investments.

     The cost of investments owned at September 30, 1996 was substantially the same for federal income tax and financial reporting purposes for each Portfolio. The following table presents the components of net unrealized appreciation (depreciation) and the net realized capital loss carryforwards as of September 30, 1996 with expiration dates:


------------------------------------------------------------------------------


Unrealized appreciation           -     $82,789,292   $1,151,797$13,782,260
Unrealized depreciation           -      (8,553,382)   (868,449) (2,758,003)
Capital loss carry forward                   49,210            -   900,947     -
Expiration dates               1997-2004          -    2003-2004          -

     Capital losses may be utilized to offset current and future capital gains until expiration.
     As a cash management practice, Portfolios may sell or purchase short-term variable rate demand notes from other Portfolios managed by the Advisor. The transactions are effected at par with no gain or loss to the Portfolio, in accordance with policies of the Fund.

     Additionally, the Portfolios effected transactions with other Portfolios, which resulted in net gains (losses) on sales of securities of ($366) for the Money Market. All transactions were executed at independently derived prices. Note D-Subsequent Event

     Effective October 29, 1996, all outstanding Class C shares in the Bond Portfolio will be converted automatically into an equivalent value of Class A shares. This transaction is a non-taxable exchange and no sales charge will be applied to the Class A shares issued.



-----------------------------------------------------------------------------

Net asset value, beginning                $1.00         $1.00         $1.00
===============================================================================
Income from investment operations
   Net investment income                   .048          .050          .031
Distributions from
   Net investment income                 (.048)        (.050)        (.031)
--------------------------------------------------------------------------------
Net asset value, ending                   $1.00         $1.00         $1.00
===============================================================================

Total return                                4.88%        5.13%         3.13%
Ratios to average net assets:
   Net investment income                  4.77%         5.03%         3.07%
   Total expenses                          .89%          .89%            --
   Net expenses                            .87%          .87%          .87%
   Expenses reimbursed                     .21%          .18%          .18%
Net assets, ending (in thousands)       $166,516      $153,996      $143,779
Number of shares outstanding,
   ending (in thousands)                 166,569       154,044       143,826







-----------------------------------------------------------------------------

Net asset value, beginning                              $1.00         $1.00
================================================================================
Income from investment operations
   Net investment income                                  .025          .037

Distributions from
   Net investment income                                 (.025)        (.037)
--------------------------------------------------------------------------------
Net asset value, ending                                 $1.00         $1.00
===================================  ===========================================

Total return                                             2.56%         3.79%
Ratios to average net assets:
   Net investment income                                 2.54%         3.74%
   Total expenses                                         --           --
   Net expenses                                           .87%          .87%
   Expenses reimbursed                                    .20%          .16%
Net assets, ending (in thousands)                     $144,985      $171,340
Number of shares outstanding,
   ending (in thousands)                               145,031       171,407


Class A Shares
--------------------------------------------------------------------------------

Net asset value, beginning               $32.81        $28.77        $30.85
================================================================================
Income from investment operations
   Net investment income                    .78           .87           .93
   Net realized and unrealized gain (loss) 2.28          4.25         (1.83)
--------------------------------------------------------------------------------
     Total from investment operations      3.06          5.12          (.90)
Distributions from
   Net investment income                  (.77)         (.87)         (.95)
   Net realized gain                     (3.75)         (.21)         (.23)
--------------------------------------------------------------------------------
     Total distributions                 (4.52)        (1.08)        (1.18)
Total increase (decrease) in
net asset value                          (1.46)          4.04        (2.08)
Net asset value, ending                  $31.35        $32.81        $28.77
===============================================================================

Total return*                            10.27%        18.21%        (2.95%)
Ratios to average net assets:
   Net investment income                  2.58%         2.89%         3.14%
   Total expenses                         1.28%         1.28%            --
   Net expenses                           1.26%         1.26%         1.24%
   Expenses reimbursed                     .01%          .02%            --
Portfolio turnover                         111%          114%           34%
Average commission rate paid               $.05             -             -
Net assets, ending (in thousands)       $594,482      $560,981     $512,027
Number of shares outstanding,
   ending (in thousands)                 18,964        17,099        17,800








Class A Shares
Net asset value, beginning                             $29.35        $28.42
===============================================================================
Income from investment operations
   Net investment income                                  .95          1.07
   Net realized and unrealized gain (loss)               1.91          1.82
------------------------------------------------------------------------------
     Total from investment operations                    2.86          2.89
Distributions from
   Net investment income                                (.95)        (1.95)
   Net realized gain                                    (.41)         (.01)
----------------------------------   -------------------------------------------
     Total distributions                               (1.36)        (1.96)
Total increase (decrease) in net asset value             1.50           .93
Net asset value, ending                                $30.85        $29.35
================================================================================

Total return*                                            9.98%        10.71%
Ratios to average net assets:
   Net investment income                                3.25%         3.90%
   Total expenses                                        --            --
   Net expenses                                         1.25%         1.28%
   Expenses reimbursed                                     --            --
Portfolio turnover                                        33%           14%
Average commission rate paid
Net assets, ending (in thousands)                    $536,170      $419,514
Number of shares outstanding,
   ending (in thousands)                               17,378        14,292


     Bond Portfolio
                                   Period Ended      Year Ended      Year Ended
                                   September 30,  September 30,   September 30,
                                      1994             1994               1993
   Class A SharesClass C Shares

Net asset value, beginning of year       $17.77          $16.71        $17.05
Income from investment operations
   Net investment income                    .94             .45          1.08
   Net realized and unrealized gain
(loss) on investments                    (1.81)           (1.23)           .85
     Total from investment operations     (.87)            (.78)          1.93
Distributions to shareholders
   Dividends from net
investment income                         (.94)            (.50)        (1.08)
   Distribution from capital gains        (.47)                -         (.13)
     Total distributions                 (1.41)            (.50)        (1.21)
Total increase (decrease) in
net asset value                          (2.28)           (1.28)           .72
Net asset value, end of year             $15.49           $15.43         $17.77
Total return*                           (5.18%)            (4.13%)        11.89%
Ratio of expenses to average net assets  1.10%            2.41%(a)         .79%
Ratio of net income to
average net assets                       5.64%            4.63%(a)        6.33%
Increase reflected in above net
investment income  ratios due to
expense reimbursement                         -           9.47%(a)         .20%
Portfolio turnover                       19.00%          19.00%          27.61%
Net assets, end of year            $61,572,858           $314,804   $67,134,129
Number of shares outstanding at
end of year (in thousands)               3,976                 20         3,778




(a) Annualized
     * Total return is not annualized and does not reflect deduction of Class A front-end sales charge.

     Equity Portfolio
                                   Year Ended        Year Ended      Year Ended
                                    September 30,  September 30,   September 30,
                                        1994           1994             1993
   Class A SharesClass C Shares

Net asset value, beginning of year       $21.43        $22.12        $20.03
Income from investment operations
   Net investment income                    .13         (.06)           .21
   Net realized and unrealized gain
  (loss) on investments                  (1.04)        (2.08)          1.36
     Total from investment operations     (.91)        (2.14)          1.57
Distributions to shareholders
   Dividends from net
  investment income                       (.28)             -          (.17)
   Distribution from capital gains        (.11)             -             -
     Total distributions                  (.39)             -          (.17)
Total increase (decrease) in
net asset value                          (1.30)        (2.14)          1.40
Net asset value, end of year            $20.13         $19.98        $21.43
Total return*                           (4.33%)         (9.14%)        7.82%
Ratio of expenses to average net assets  1.27%           2.75%(a)      1.13%
Ratio of net income to
average net assets                        .65%          (1.06%)(a)     1.06%
Increase reflected in above net
investment income ratios due
to expense reimbursement                      -          4.42%             -
Portfolio turnover                       94.00%         94.00%        42.65%
Net assets, end of year             $92,970,422       $670,245   $85,042,192
Number of shares outstanding at
end of year (in thousands)               4,620             34         3,968




(a) Annualized
     * Total return is not annualized and does not reflect deduction of Class A front-end sales charge.
=
Class C Shares
--------------------------------------------------------------------------------

Net asset value, beginning               $32.60        $28.65         $30.43
==============================================================================
Income from investment operations
   Net investment income                    .46           .54            .51
   Net realized and unrealized gain (loss) 2.17          4.20          (1.66)
--------------------------------------------------------------------------------
     Total from investment operations      2.63          4.74          (1.15)
Distributions from
   Net investment income                   (.43)         (.58)          (.63)
   Net realized gain                      (3.75)         (.21)            --
------------------------------------------------------------------------------
     Total distributions                 (4.18)         (.79)          (.63)
Total increase (decrease)
in net asset value                      (1.55)           3.95         (1.78)
Net asset value, ending                  $31.05        $32.60         $28.65
================================================================================

Total return*                             8.85%         16.85%       (3.30%)
Ratios to average net assets:
   Net investment income                  1.34%         1.61%         1.83%(a)
   Total expenses                         2.52%         2.51%             --
   Net expenses                           2.50%         2.50%         2.47%(a)
   Expenses reimbursed                     .14%          .42%         1.46%(a)
Portfolio turnover                         111%          114%           34%
Average commission rate paid               $.05             -            -
Net assets, ending (in thousands)        $6,715        $4,065         $1,893
Number of shares outstanding,
   ending (in thousands)                    216           125             66


Class A Shares
-----------------------------------------------------------------------------

Net asset value, beginning                 $16.34        $15.49        $17.77
================================================================================
Income from investment operations
   Net investment income                      .92           .96           .94
   Net realized and unrealized gain (loss)   (.29)          .91         (1.81)
--------------------------------------------------------------------------------
     Total from investment operations          .63          1.87         (.87)
Distributions from
   Net investment income                     (.91)         (.93)         (.94)
   Net realized gain                          -            (.06)         (.47)
   Tax return of capital                      -            (.03)            --
--------------------------------------------------------------------------------
     Total distributions                     (.91)        (1.02)        (1.41)
Total increase (decrease)
in net asset value                           (.28)          .85         (2.28)
Net asset value, ending                    $16.06        $16.34        $15.49
================================================================================

Total return*                                3.96%          12.57%     (5.18%)
Ratios to average net assets:
   Net investment income                     5.60%           6.04%      5.64%
   Total expenses                           1.29%            1.24%        --
   Net expenses                              1.26%           1.22%      1.10%
Portfolio turnover                             22%             29%        19%
Net assets, ending (in thousands)            $62,259       $62,929    $61,573
Number of shares outstanding,
   ending (in thousands)                       3,876         3,850      3,976








Class A Shares
--------------------------------------------------------------------------------

Net asset value, beginning                             $17.05        $16.48
===============================================================================
Income from investment operations
   Net investment income                                 1.08          1.15
   Net realized and unrealized gain (loss)                .85           .78
-------------------------------    --------------------------------------------
     Total from investment operations                    1.93          1.93
Distributions from
   Net investment income                                (1.08)        (1.15)
   Net realized gain                                     (.13)         (.21)
--------------------------------------------------------------------------------
     Total distributions                                (1.21)        (1.36)
Total increase (decrease) in net asset value              .72           .57
Net asset value, ending                                $17.77        $17.05
================================================================================

Total return*                                           11.89%        12.29%
Ratios to average net assets:
   Net investment income                                 6.33%         6.90%
   Total expenses                                         --            --
   Net expenses                                           .79%          .75%
   Expenses reimbursed                                    .20%          .24%


Portfolio turnover                                         28%           29%
===============================================================================
Net assets, ending (in thousands)                     $67,134       $50,572
================================   ============================================
Number of shares outstanding,
   ending (in thousands)                                3,778         2,965

     Equity Portfolio
                                   Year Ended        Year Ended      Year Ended
                                   September 30,  September 30,    September 30,
                                      1994            1994             1993
   Class A Shares Class C Shares

Net asset value, beginning of year        $21.43        $22.12      $20.03
Income from investment operations
   Net investment income                     .13          (.06)        .21
   Net realized and unrealized gain
  (loss) on investments                    (1.04)        (2.08)       1.36
     Total from investment operations       (.91)        (2.14)       1.57
Distributions to shareholders
   Dividends from net
  investment income                         (.28)           -         (.17)
   Distribution from capital gains          (.11)           -            -
     Total distributions                    (.39)           -         (.17)
Total increase (decrease) in
net asset value                            (1.30)        (2.14)       1.40
Net asset value, end of year              $20.13        $19.98      $21.43
Total return*                              (4.33%)       (9.14%)      7.82%
Ratio of expenses to average net assets     1.27%         2.75%(a)    1.13%
Ratio of net income to
average net assets                           .65%        (1.06%)(a)   1.06%
Increase reflected in above net
investment income ratios due
to expense reimbursement                       -          4.42%          -
Portfolio turnover                         94.00%        94.00%       42.65%
Net assets, end of year               $92,970,422      $670,245  $85,042,192
Number of shares outstanding at
end of year (in thousands)                  4,620            34        3,968




(a) Annualized
     * Total return is not annualized and does not reflect deduction of Class A front-end sales charge.


Class C Shares
-----------------------                     ------------------------------------

Net asset value, beginning               $16.20        $15.43         $16.71
=================================   ===========================================
Income from investment operations
   Net investment income                    .72           .80            .45
   Net realized and unrealized gain (loss) (.31)          .87          (1.23)
---------------------------------      -----------------------------------------
     Total from investment operations       .41          1.67           (.78)
Distributions from
   Net investment income                  (.71)         (.81)          (.50)
   Net realized gain                         -          (.06)             __
   Tax return of capital                     -          (.03)             --
----------------------------------- --------------------------------------------
     Total distributions                  (.71)         (.90)          (.50)
Total increase (decrease)
in net asset value                        (.30)          .77          (1.28)
Net asset value, ending                  $15.90        $16.20         $15.43
================================================================================

Total return*                              2.58%        11.21%         (4.13%)
Ratios to average net assets:
   Net investment income                   4.18%        4.60%           4.63%(a)
   Total expenses                          2.53%        2.52%             --
   Net expenses                           2.50%         2.50%           2.41%(a)
   Expenses reimbursed                     .75%         2.14%           9.60%(a)
Portfolio turnover                          22%           29%             19%
Net assets, ending (in thousands)        $1,441         $910             $315
Number of shares outstanding,
   ending (in thousands)                     91           56               20


Class A Shares
--------------------------------    --------------------------------------------

Net asset value, beginning               $21.12        $20.13        $21.43
=================================    ===========================================
Income from investment operations
   Net investment income                    .03           .06           .13
   Net realized and unrealized gain (loss) 3.26          2.22         (1.04)
--------------------------------    --------------------------------------------
     Total from investment operations      3.29          2.28          (.91)
Distributions from
   Net investment income                   (.06)         (.04)          (.28)
   Net realized gain                      (1.81)        (1.25)          (.11)
--------------------------------------------------------------------------------
     Total distributions                 (1.87)         (1.29)          (.39)
Total increase (decrease)
     in net asset value                   1.42            .99          (1.30)
Net asset value, ending                 $22.54         $21.12         $20.13
================================    ============================================

Total return*                            16.62%        12.43%        (4.33%)
Ratios to average net assets:
   Net investment income                   .15%          .32%          .65%
   Total expenses                         1.29%         1.38%            --
   Net expenses                           1.27%         1.36%         1.27%
Portfolio turnover                         118%           35%           94%
Average commission rate paid               $.06             -            -
Net assets, ending (in thousands)       $101,344      $90,951       $92,970
Number of shares outstanding,
   ending (in thousands)                   4,496        4,307         4,620









Class A Shares
--------------------------------------------------------------------------------

Net asset value, beginning                             $20.03        $18.89
===============================     ============================================
Income from investment operations
   Net investment income                                  .21           .17
   Net realized and unrealized gain (loss)               1.36          1.20
-------------------------------     --------------------------------------------
     Total from investment operations                    1.57          1.37
Distributions from
   Net investment income                                 (.17)         (.23)
   Net realized gain                                       --            --
----------------------------------- --------------------------------------------
     Total distributions                                 (.17)         (.23)
Total increase (decrease) in net asset value             1.40          1.14
Net asset value, ending                                $21.43        $20.03
===============================     ============================================

Total return*                                           7.82%          7.36%
Ratios to average net assets:
   Net investment income                                1.06%          1.02%
   Total expenses                                          --            --
   Net expenses                                         1.13%          1.17%


   Expenses reimbursed                                     --            --
================================================================================
Portfolio turnover                                        43%           24%
================================================================================
Average commission rate paid                                -            -
Net assets, ending (in thousands)                     $85,042       $64,629
Number of shares outstanding,
   ending (in thousands)                                3,968         3,226


Class CShares
---------------------------------   --------------------------------------------

Net asset value, beginning                  $20.66         $19.98       $22.12
================================================================================
Income from investment operations
   Net investment income                     (.16)          (.03)        (.06)
   Net realized and unrealized gain (loss)   3.04           2.05        (2.08)
--------------------------------------------------------------------------------
     Total from investment operations        2.88           2.02        (2.14)
Distributions from
   Net investment income                     (.02)          (.09)           --
   Net realized gain                        (1.81)         (1.25)           --
---------------------------------   --------------------------------------------
     Total distributions                    (1.83)         (1.34)           --
Total increase (decrease)
in net asset value                           1.05           .68         (2.14)
Net asset value, ending                    $21.71        $20.66        $19.98
================================================================================

Total return*                          14.85%         11.16%    (9.14%)
Ratios to average net assets:
   Net investment income (loss)        (1.42%)         (.84%)   (1.06%)(a)
   Total expenses                       2.86%          2.51%        --
   Net expenses                         2.85%          2.50%     2.75%(a)
   Expenses reimbursed                      -          1.07%     4.60%(a)
Portfolio turnover                       118%            35%       94%
Average commission rate paid             $.06             -          -
Net assets, ending (in thousands)      $2,996         $1,802      $670
Number of shares outstanding,
   ending (in thousands)                  138             87        34



                                                    To Open an Account:
 ..............................................................................

                                                       800-368-2748

                                                    Yields and Prices:
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                                                      Branch Office:
 ................................................................................
                                                  4550 Montgomery Avenue
                                                        Suite 1000N
                                                 Bethesda, Maryland 20814

                                                   Registered, Certified
                                                    or Overnight Mail:
 ................................................................................
                                                       Calvert Group
                                                    c/o NFDS, 6th Floor
                                                      1004 Baltimore
                                                Kansas City, MO 64105-1807

                                                         Web Site
 ................................................................................
                                           Address: http://www.calvertgroup.com

                                                         Principal
                                                       Underwriter:
 ................................................................................
                                                Calvert Distributors, Inc.
                                                  4550 Montgomery Avenue
                                                        Suite 1000N
                                                 Bethesda, Maryland 20814